Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Plant and Equipment [Abstract]
Summary of Plant and Equipment
		December 31,
	Useful Life	2015	2014
Buildings	20 years	$7,045,639	$7,281,818
Operating equipment	4 to 10 years	3,475,400	3,738,522
Office equipment	5 years	127,339	131,538
Vehicles	5 to 8 years	399,364	427,849
		11,047,742	11,579,727
Less: accumulated depreciation		(4,873,896)	(4,414,388)
		$6,173,846	$7,165,339